17. EVENTS AFTER REPORTING DATE	12 Months Ended
Jan. 31, 2020
Notes
17. EVENTS AFTER REPORTING DATE

17.EVENTS AFTER REPORTING DATE

Subsequent to the end of the year, the global outbreak of COVID-19 has had a significant impact on a lot of businesses through the restrictions put in place by the Canadian, provincial and municipal governments regarding travel, business operations and isolation/quarantine orders.  The Company does not anticipate any significant impact in the short term as we are well financed and not currently subject to commodity prices and or currency changes.  At this time, the extent of the long term impact that the COVID-19 outbreak may have on the Company is unknown as this will depend on future events that cannot be predicted with confidence at this time.